LOANS RECEIVABLE, NET (Details) - Schedule of Loan Receivables ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Loan Receivables [Abstract]
Loans receivable	¥ 588,599		¥ 587,624
Less: allowance for doubtful accounts	(575,174)		(441,447)
Total	¥ 13,425	$ 1,891	¥ 146,177